Deferred income (Tables)	12 Months Ended
Dec. 31, 2019
Deferred income
Schedue of deferred income

	December 31, 2019	December 31, 2018
Expected income recognition in year one after the balance sheet date	165,389	—
Expected income recognition in year two after the balance sheet date	165,390	—
Total deferred income	330,779	—